Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TARGET PORTFOLIO TRUST
Entity Central Index Key	0000890339
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
PGIM Quant Solutions Small-Cap Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Small-Cap Value Fund
Class Name	Class A
Trading Symbol	TSVAX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Quant Solutions Small-Cap Value Fund
(the “Fund”) for the period of August 1, 2025 to January 31, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class A	$61	1.08%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.08%
Net Assets	$ 397,275,586
Holdings Count | Holding	407
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 397,275,586
Number of fund holdings	407
Portfolio turnover rate for the period	54%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS
AS
OF 1/31/2026?

Industry Classification	% of Net Assets
Banks	15.3%
Biotechnology	5.1%
Oil, Gas & Consumable Fuels	4.9%
Metals & Mining	4.1%
Machinery	4.0%
Specialty Retail	3.6%
Insurance	3.6%
Pharmaceuticals	3.4%
Electronic Equipment, Instruments & Components	3.1%
Electrical Equipment	2.6%
Commercial Services & Supplies	2.6%
Construction & Engineering	2.5%
Health Care Providers & Services	2.4%
Energy Equipment & Services	2.3%
Financial Services	2.1%
Real Estate Management & Development	2.0%
Hotel & Resort REITs	2.0%
Software	1.8%
Consumer Finance	1.8%
Electric Utilities	1.7%
Semiconductors & Semiconductor Equipment	1.5%
Communications Equipment	1.4%
Marine Transportation	1.4%
Diversified Consumer Services	1.4%
Affiliated Mutual Fund - Short-Term Investment (1.1% represents investments purchased with collateral from securities on loan)	1.3%
Retail REITs	1.3%
Trading Companies & Distributors	1.2%
Industry Classification	% of Net Assets
Chemicals	1.2%
Media	1.2%
Gas Utilities	1.1%
Automobile Components	1.0%
Aerospace & Defense	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Specialized REITs	1.0%
Passenger Airlines	0.9%
Life Sciences Tools & Services	0.9%
Health Care Equipment & Supplies	0.9%
Diversified REITs	0.8%
Multi-Utilities	0.8%
Consumer Staples Distribution & Retail	0.7%
IT Services	0.7%
Containers & Packaging	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Food Products	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Capital Markets	0.5%
Broadline Retail	0.5%
Industrial REITs	0.5%
Building Products	0.5%
Others*	3.3%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions Small-Cap Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Small-Cap Value Fund
Class Name	Class C
Trading Symbol	TRACX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Quant Solutions Small-Cap Value Fund
(the “Fund”) for the period of August 1, 2025 to January 31, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class C	$175	3.13%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	3.13%
Net Assets	$ 397,275,586
Holdings Count | Holding	407
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 397,275,586
Number of fund holdings	407
Portfolio turnover rate for the period	54%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Industry Classification	% of Net Assets
Banks	15.3%
Biotechnology	5.1%
Oil, Gas & Consumable Fuels	4.9%
Metals & Mining	4.1%
Machinery	4.0%
Specialty Retail	3.6%
Insurance	3.6%
Pharmaceuticals	3.4%
Electronic Equipment, Instruments & Components	3.1%
Electrical Equipment	2.6%
Commercial Services & Supplies	2.6%
Construction & Engineering	2.5%
Health Care Providers & Services	2.4%
Energy Equipment & Services	2.3%
Financial Services	2.1%
Real Estate Management & Development	2.0%
Hotel & Resort REITs	2.0%
Software	1.8%
Consumer Finance	1.8%
Electric Utilities	1.7%
Semiconductors & Semiconductor Equipment	1.5%
Communications Equipment	1.4%
Marine Transportation	1.4%
Diversified Consumer Services	1.4%
Affiliated Mutual Fund - Short-Term Investment (1.1% represents investments purchased with collateral from securities on loan)	1.3%
Retail REITs	1.3%
Trading Companies & Distributors	1.2%
Industry Classification	% of Net Assets
Chemicals	1.2%
Media	1.2%
Gas Utilities	1.1%
Automobile Components	1.0%
Aerospace & Defense	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Specialized REITs	1.0%
Passenger Airlines	0.9%
Life Sciences Tools & Services	0.9%
Health Care Equipment & Supplies	0.9%
Diversified REITs	0.8%
Multi-Utilities	0.8%
Consumer Staples Distribution & Retail	0.7%
IT Services	0.7%
Containers & Packaging	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Food Products	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Capital Markets	0.5%
Broadline Retail	0.5%
Industrial REITs	0.5%
Building Products	0.5%
Others*	3.3%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions Small-Cap Value Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Small-Cap Value Fund
Class Name	Class R
Trading Symbol	TSVRX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R shares of the PGIM Quant Solutions Small-Cap Value Fund
(the “Fund”) for the period of August 1, 2025 to January 31, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class R	$72	1.28%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.28%
Net Assets	$ 397,275,586
Holdings Count | Holding	407
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 397,275,586
Number of fund holdings	407
Portfolio turnover rate for the period	54%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/
2026
?

Industry Classification	% of Net Assets
Banks	15.3%
Biotechnology	5.1%
Oil, Gas & Consumable Fuels	4.9%
Metals & Mining	4.1%
Machinery	4.0%
Specialty Retail	3.6%
Insurance	3.6%
Pharmaceuticals	3.4%
Electronic Equipment, Instruments & Components	3.1%
Electrical Equipment	2.6%
Commercial Services & Supplies	2.6%
Construction & Engineering	2.5%
Health Care Providers & Services	2.4%
Energy Equipment & Services	2.3%
Financial Services	2.1%
Real Estate Management & Development	2.0%
Hotel & Resort REITs	2.0%
Software	1.8%
Consumer Finance	1.8%
Electric Utilities	1.7%
Semiconductors & Semiconductor Equipment	1.5%
Communications Equipment	1.4%
Marine Transportation	1.4%
Diversified Consumer Services	1.4%
Affiliated Mutual Fund - Short-Term Investment (1.1% represents investments purchased with collateral from securities on loan)	1.3%
Retail REITs	1.3%
Trading Companies & Distributors	1.2%
Industry Classification	% of Net Assets
Chemicals	1.2%
Media	1.2%
Gas Utilities	1.1%
Automobile Components	1.0%
Aerospace & Defense	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Specialized REITs	1.0%
Passenger Airlines	0.9%
Life Sciences Tools & Services	0.9%
Health Care Equipment & Supplies	0.9%
Diversified REITs	0.8%
Multi-Utilities	0.8%
Consumer Staples Distribution & Retail	0.7%
IT Services	0.7%
Containers & Packaging	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Food Products	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Capital Markets	0.5%
Broadline Retail	0.5%
Industrial REITs	0.5%
Building Products	0.5%
Others*	3.3%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions Small-Cap Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Small-Cap Value Fund
Class Name	Class Z
Trading Symbol	TASVX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Quant Solutions Small-Cap Value Fund
(the “Fund”) for the period of August 1, 2025 to January 31, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class Z	$44	0.79%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.79%
Net Assets	$ 397,275,586
Holdings Count | Holding	407
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 397,275,586
Number of fund holdings	407
Portfolio turnover rate for the period	54%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Industry Classification	% of Net Assets
Banks	15.3%
Biotechnology	5.1%
Oil, Gas & Consumable Fuels	4.9%
Metals & Mining	4.1%
Machinery	4.0%
Specialty Retail	3.6%
Insurance	3.6%
Pharmaceuticals	3.4%
Electronic Equipment, Instruments & Components	3.1%
Electrical Equipment	2.6%
Commercial Services & Supplies	2.6%
Construction & Engineering	2.5%
Health Care Providers & Services	2.4%
Energy Equipment & Services	2.3%
Financial Services	2.1%
Real Estate Management & Development	2.0%
Hotel & Resort REITs	2.0%
Software	1.8%
Consumer Finance	1.8%
Electric Utilities	1.7%
Semiconductors & Semiconductor Equipment	1.5%
Communications Equipment	1.4%
Marine Transportation	1.4%
Diversified Consumer Services	1.4%
Affiliated Mutual Fund - Short-Term Investment (1.1% represents investments purchased with collateral from securities on loan)	1.3%
Retail REITs	1.3%
Trading Companies & Distributors	1.2%
Industry Classification	% of Net Assets
Chemicals	1.2%
Media	1.2%
Gas Utilities	1.1%
Automobile Components	1.0%
Aerospace & Defense	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Specialized REITs	1.0%
Passenger Airlines	0.9%
Life Sciences Tools & Services	0.9%
Health Care Equipment & Supplies	0.9%
Diversified REITs	0.8%
Multi-Utilities	0.8%
Consumer Staples Distribution & Retail	0.7%
IT Services	0.7%
Containers & Packaging	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Food Products	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Capital Markets	0.5%
Broadline Retail	0.5%
Industrial REITs	0.5%
Building Products	0.5%
Others*	3.3%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions Small-Cap Value Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Small-Cap Value Fund
Class Name	Class R2
Trading Symbol	PSVDX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R2 shares of the PGIM Quant Solutions Small-Cap Value
Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class R2	$64	1.14%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.14%
Net Assets	$ 397,275,586
Holdings Count | Holding	407
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 397,275,586
Number of fund holdings	407
Portfolio turnover rate for the period	54%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Industry Classification	% of Net Assets
Banks	15.3%
Biotechnology	5.1%
Oil, Gas & Consumable Fuels	4.9%
Metals & Mining	4.1%
Machinery	4.0%
Specialty Retail	3.6%
Insurance	3.6%
Pharmaceuticals	3.4%
Electronic Equipment, Instruments & Components	3.1%
Electrical Equipment	2.6%
Commercial Services & Supplies	2.6%
Construction & Engineering	2.5%
Health Care Providers & Services	2.4%
Energy Equipment & Services	2.3%
Financial Services	2.1%
Real Estate Management & Development	2.0%
Hotel & Resort REITs	2.0%
Software	1.8%
Consumer Finance	1.8%
Electric Utilities	1.7%
Semiconductors & Semiconductor Equipment	1.5%
Communications Equipment	1.4%
Marine Transportation	1.4%
Diversified Consumer Services	1.4%
Affiliated Mutual Fund - Short-Term Investment (1.1% represents investments purchased with collateral from securities on loan)	1.3%
Retail REITs	1.3%
Trading Companies & Distributors	1.2%
Industry Classification	% of Net Assets
Chemicals	1.2%
Media	1.2%
Gas Utilities	1.1%
Automobile Components	1.0%
Aerospace & Defense	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Specialized REITs	1.0%
Passenger Airlines	0.9%
Life Sciences Tools & Services	0.9%
Health Care Equipment & Supplies	0.9%
Diversified REITs	0.8%
Multi-Utilities	0.8%
Consumer Staples Distribution & Retail	0.7%
IT Services	0.7%
Containers & Packaging	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Food Products	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Capital Markets	0.5%
Broadline Retail	0.5%
Industrial REITs	0.5%
Building Products	0.5%
Others*	3.3%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions Small-Cap Value Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Small-Cap Value Fund
Class Name	Class R4
Trading Symbol	PSVKX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R4 shares of the PGIM Quant Solutions Small-Cap Value
Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class R4	$50	0.89%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.89%
Net Assets	$ 397,275,586
Holdings Count | Holding	407
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 397,275,586
Number of fund holdings	407
Portfolio turnover rate for the period	54%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Industry Classification	% of Net Assets
Banks	15.3%
Biotechnology	5.1%
Oil, Gas & Consumable Fuels	4.9%
Metals & Mining	4.1%
Machinery	4.0%
Specialty Retail	3.6%
Insurance	3.6%
Pharmaceuticals	3.4%
Electronic Equipment, Instruments & Components	3.1%
Electrical Equipment	2.6%
Commercial Services & Supplies	2.6%
Construction & Engineering	2.5%
Health Care Providers & Services	2.4%
Energy Equipment & Services	2.3%
Financial Services	2.1%
Real Estate Management & Development	2.0%
Hotel & Resort REITs	2.0%
Software	1.8%
Consumer Finance	1.8%
Electric Utilities	1.7%
Semiconductors & Semiconductor Equipment	1.5%
Communications Equipment	1.4%
Marine Transportation	1.4%
Diversified Consumer Services	1.4%
Affiliated Mutual Fund - Short-Term Investment (1.1% represents investments purchased with collateral from securities on loan)	1.3%
Retail REITs	1.3%
Trading Companies & Distributors	1.2%
Industry Classification	% of Net Assets
Chemicals	1.2%
Media	1.2%
Gas Utilities	1.1%
Automobile Components	1.0%
Aerospace & Defense	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Specialized REITs	1.0%
Passenger Airlines	0.9%
Life Sciences Tools & Services	0.9%
Health Care Equipment & Supplies	0.9%
Diversified REITs	0.8%
Multi-Utilities	0.8%
Consumer Staples Distribution & Retail	0.7%
IT Services	0.7%
Containers & Packaging	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Food Products	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Capital Markets	0.5%
Broadline Retail	0.5%
Industrial REITs	0.5%
Building Products	0.5%
Others*	3.3%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions Small-Cap Value Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Small-Cap Value Fund
Class Name	Class R6
Trading Symbol	TSVQX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Quant Solutions Small-Cap Value
Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class R6	$39	0.69%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.69%
Net Assets	$ 397,275,586
Holdings Count | Holding	407
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 397,275,586
Number of fund holdings	407
Portfolio turnover rate for the period	54%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 1/31/2026?

Industry Classification	% of Net Assets
Banks	15.3%
Biotechnology	5.1%
Oil, Gas & Consumable Fuels	4.9%
Metals & Mining	4.1%
Machinery	4.0%
Specialty Retail	3.6%
Insurance	3.6%
Pharmaceuticals	3.4%
Electronic Equipment, Instruments & Components	3.1%
Electrical Equipment	2.6%
Commercial Services & Supplies	2.6%
Construction & Engineering	2.5%
Health Care Providers & Services	2.4%
Energy Equipment & Services	2.3%
Financial Services	2.1%
Real Estate Management & Development	2.0%
Hotel & Resort REITs	2.0%
Software	1.8%
Consumer Finance	1.8%
Electric Utilities	1.7%
Semiconductors & Semiconductor Equipment	1.5%
Communications Equipment	1.4%
Marine Transportation	1.4%
Diversified Consumer Services	1.4%
Affiliated Mutual Fund - Short-Term Investment (1.1% represents investments purchased with collateral from securities on loan)	1.3%
Retail REITs	1.3%
Trading Companies & Distributors	1.2%
Industry Classification	% of Net Assets
Chemicals	1.2%
Media	1.2%
Gas Utilities	1.1%
Automobile Components	1.0%
Aerospace & Defense	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Specialized REITs	1.0%
Passenger Airlines	0.9%
Life Sciences Tools & Services	0.9%
Health Care Equipment & Supplies	0.9%
Diversified REITs	0.8%
Multi-Utilities	0.8%
Consumer Staples Distribution & Retail	0.7%
IT Services	0.7%
Containers & Packaging	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Food Products	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Capital Markets	0.5%
Broadline Retail	0.5%
Industrial REITs	0.5%
Building Products	0.5%
Others*	3.3%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Core Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Core Bond Fund
Class Name	Class A
Trading Symbol	TPCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of the PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class A	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 2,433,148,757
Holdings Count | Holding	1,284
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 2,433,148,757
Number of fund holdings	1,284
Portfolio turnover rate for the period	51%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Credit Quality expressed as a percentage of total investments as of 1/31/2026 (%)
AAA	34.1
AA	35.6
A	9.5
BBB	13.5
BB	1.5
B	0.3
Not Rated	7.1
Cash/Cash Equivalents	(1.6)
Total	100
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Core Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Core Bond Fund
Class Name	Class C
Trading Symbol	TPCCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of the PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class C	$74	1.45%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.45%
Net Assets	$ 2,433,148,757
Holdings Count | Holding	1,284
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 2,433,148,757
Number of fund holdings	1,284
Portfolio turnover rate for the period	51%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Credit Quality expressed as a percentage of total investments as of 1/31/2026 (%)
AAA	34.1
AA	35.6
A	9.5
BBB	13.5
BB	1.5
B	0.3
Not Rated	7.1
Cash/Cash Equivalents	(1.6)
Total	100
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Core Bond Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Core Bond Fund
Class Name	Class R
Trading Symbol	TPCRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of the PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class R	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 2,433,148,757
Holdings Count | Holding	1,284
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 2,433,148,757
Number of fund holdings	1,284
Portfolio turnover rate for the period	51%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Credit Quality expressed as a percentage of total investments as of 1/31/2026 (%)
AAA	34.1
AA	35.6
A	9.5
BBB	13.5
BB	1.5
B	0.3
Not Rated	7.1
Cash/Cash Equivalents	(1.6)
Total	100
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding
.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding

PGIM Core Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Core Bond Fund
Class Name	Class Z
Trading Symbol	TAIBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of the PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class Z	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 2,433,148,757
Holdings Count | Holding	1,284
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 2,433,148,757
Number of fund holdings	1,284
Portfolio turnover rate for the period	51%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Credit Quality expressed as a percentage of total investments as of 1/31/2026 (%)
AAA	34.1
AA	35.6
A	9.5
BBB	13.5
BB	1.5
B	0.3
Not Rated	7.1
Cash/Cash Equivalents	(1.6)
Total	100
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Core Bond Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Core Bond Fund
Class Name	Class R6
Trading Symbol	TPCQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of the PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class R6	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 2,433,148,757
Holdings Count | Holding	1,284
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 2,433,148,757
Number of fund holdings	1,284
Portfolio turnover rate for the period	51%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Credit Quality expressed as a percentage of total investments as of 1/31/2026 (%)
AAA	34.1
AA	35.6
A	9.5
BBB	13.5
BB	1.5
B	0.3
Not Rated	7.1
Cash/Cash Equivalents	(1.6)
Total	100
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.